SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details) ₽ in Millions, $ in Millions		1 Months Ended				12 Months Ended
	Feb. 11, 2021 shares	Dec. 31, 2023 RUB (₽) shares	Jan. 31, 2023 RUB (₽) shares	Jan. 31, 2023 USD ($) shares	Mar. 31, 2022 RUB (₽) shares	Dec. 31, 2023 RUB (₽) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 RUB (₽) shares	Dec. 31, 2021 RUB (₽)	Dec. 31, 2023 USD ($) shares
SHARE-BASED COMPENSATION
Trading days						20 days	20 days
Vesting period						4 years	4 years
Number of restricted stock units expected to vest (in shares)		0.0625				0.0625				0.0625
Maximum term of awards granted under the plan						10 years	10 years
Share-based compensation expenses		₽ 3,542	₽ 7,476	$ (83.4)	₽ 3,277	₽ 31,776	$ 354.3	₽ 24,038	₽ 20,829
Accrued replacement cash payment for exchange of award, current		₽ 1,099				₽ 1,099				$ (12.3)
SARs
SHARE-BASED COMPENSATION
Number outstanding (in shares)		75,000				75,000		75,000		75,000
RSUs
SHARE-BASED COMPENSATION
Granted (in shares)			2,700,000	2,700,000	3,300,000	1,300,000	1,300,000
Number outstanding (in shares)		7,025,015				7,025,015		11,939,720		7,025,015
Share-based compensation expenses						₽ 21,225	$ 236.7	₽ 17,576	15,651
Number of awards granted (in shares)			2,700,000	2,700,000	3,300,000	1,300,000	1,300,000
Number of share based awards outstanding (in shares)		801,354				801,354		5,725,549		801,354
PSUs
SHARE-BASED COMPENSATION
Maximum percentage of awards can be earned on granted						250.00%	250.00%
Number outstanding (in shares)		171,979				171,979		171,979		171,979
Share-based compensation expenses						₽ 51	$ 0.6	₽ 307	₽ 1,277
Number of share based awards outstanding (in shares)		171,979				171,979		171,979		171,979
2016 Plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards						20.00%	20.00%
Self-Driving Group 2021 Equity Incentive Plan
SHARE-BASED COMPENSATION
Vesting period	6 years
Vesting percentage	17.00%
Granted (in shares)	2,132,749
Granted equity on diluted basis (as percentage)	6.30%
Number of awards granted (in shares)	2,132,749
Self-Driving Group 2021 Equity Incentive Plan | Vesting begin as of February 11, 2021
SHARE-BASED COMPENSATION
Vesting period	1 year
Self-Driving Group 2021 Equity Incentive Plan | Remaining vesting in last day of quarter every five years
SHARE-BASED COMPENSATION
Vesting period	5 years
Self-Driving Group 2021 Equity Incentive Plan | RSUs
SHARE-BASED COMPENSATION
Number outstanding (in shares)		2,075,533				2,075,533				2,075,533
Number of share based awards outstanding (in shares)		241,037				241,037				241,037
Synthetic Options And Business Units Equity Awards
SHARE-BASED COMPENSATION
Percentage of options vesting after one year						25.00%	25.00%
Vesting period for specific portion of awards						1 year	1 year
Period after the first year during which award vests quarterly						3 years	3 years
Deferred compensation share based arrangements liability, current		₽ 10,550				₽ 10,550				$ 117.6